Consolidated Balance Sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	SFr 3,376	SFr 4,259
Right-of-use assets	3,508	2,808
Intangible asset	50,416	50,416
Long-term financial assets	361	361
Total non-current assets	57,661	57,844
Current assets
Prepaid expenses	6,437	4,708
Accrued income	246	408
Other current receivables	622	392
Accounts receivable	14,800
Short-term financial assets	24,554	91,000
Cash and cash equivalents	78,494	31,586
Total current assets	125,153	128,094
Total assets	182,814	185,938
Shareholders' equity
Share capital	2,089	1,797
Share premium	474,907	431,323
Treasury shares	(105)	(124)
Currency translation differences	(51)	10
Accumulated losses	(316,197)	(264,015)
Total shareholders' equity	160,643	168,991
Non-current liabilities
Long-term lease liabilities	2,825	2,253
Net employee defined benefit liabilities	5,770	3,213
Total non-current liabilities	8,595	5,466
Current liabilities
Trade and other payables	1,679	929
Accrued expenses	11,087	9,417
Deferred income	138	587
Short-term lease liabilities	672	548
Total current liabilities	13,576	11,481
Total liabilities	22,171	16,947
Total shareholders' equity and liabilities	SFr 182,814	SFr 185,938